Document and Entity Information	Nov. 15, 2022
Cover [Abstract]
Entity Address, State or Province	CA
Amendment Flag	false
Entity Central Index Key	0001565687
Document Type	8-K
Document Period End Date	Nov. 15, 2022
Entity Registrant Name	Intapp, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-40550
Entity Tax Identification Number	46-1467620
Entity Address, Address Line One	3101 Park Blvd
Entity Address, City or Town	Palo Alto
Entity Address, Postal Zip Code	94306
City Area Code	(650)
Local Phone Number	852-0400
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	INTA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false